UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Dryden Government Income Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	2/28/2006

Date of reporting period:	5/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Dryden Government Income Fund, Inc.

Schedule of Investments as of May 31, 2005 (Unaudited)

Principal Amount (000)	Description	Value
LONG-TERM INVESTMENTS 94.3%
Asset Backed Securities 1.0%
	MBNA Master Credit Card Trust,
	Ser. 1999-J, Class A,
$9,800	7.00%, 2/15/12	10,898,415

Commercial Mortgage Backed Securities 6.5%
	Bear Stearns Commercial Mortgage Securities, Inc.,
	Ser. 2000-WF1, Class A1,
585	7.64%, 2/15/32	625,400
	Ser. 2004-T16, Class A5,
10,800	4.60%, 2/13/46	10,782,682
	First Union Lehman Brothers Commercial Trust,
	Ser. 1997-C1, Class A3,
9,712	7.38%, 4/18/29	10,099,547
	First Union National Bank Commercial Mortgage Trust,
	Ser. 2000-C1, Class A1,
3,259	7.739%, 5/17/32	3,468,374
	Ser. 2000-C2, Class A1,
5,373	6.94%, 10/15/32	5,602,574
	GS Mortgage Securities Corp. II,
	Ser. 2003-C1, Class A3,
18,200	4.608%, 1/10/40	18,279,911
	Keycorp,
	Ser. 2000-C1, Class A2,
10,000	7.727%, 5/17/32	11,289,970
	Morgan Stanley Dean Witter Capital,
	Ser. 2001-TOP1, Class A2,
7,337	6.32%, 2/15/33	7,616,921

	Total Commercial Mortgage Backed Securities	67,765,379

Collateralized Mortgage Obligations 6.8%
	Federal Home Loan Mortgage
	Corp.,
	Ser. 2496, Class PM,
9,000	5.50%, 9/15/17	9,287,439
	Ser. 2501, Class MC,
7,000	5.50%, 9/15/17	7,261,783
	Ser. 2513, Class HC,
6,650	5.00%, 10/15/17	6,796,104
	Ser. 2518, Class PV,

Dryden Government Income Fund, Inc.

Schedule of Investments as of May 31, 2005 (Unaudited) Cont’d.

Principal Amount (000)		Description	Value
5,500		5.50%, 6/15/19	5,677,488
		Federal National Mortgage Association,
		Ser. 1993-29, Class PH,
2,538		6.50%, 1/25/23	2,581,411
		Ser. 2002-18, Class PC,
10,000		5.50%, 4/25/17	10,437,310
		Ser. 2002-57, Class ND,
7,400		5.50%, 9/25/17	7,662,771
		Ser. 2002-94, Class HQ,
18,000		4.50%, 1/25/18	17,792,082
		Structured Adjustable Rate Mortgage Loan,
		Ser. 2004-1, Class 4A3,
3,638		4.17%, 2/25/34	3,633,862

		Total Collateralized Mortgage Obligations	71,130,250

Corporate Bonds 0.4%
		International Bank For Reconstruction,
4,255		4.75%, 2/15/35	4,322,833

Mortgage Backed Securities 38.3%
		Federal Home Loan Mortgage Corp.,
42,500	(a)	5.00%, TBA	42,433,615
37,000	(a)	5.00%, TBA	36,890,156
1,216		6.00%, 8/1/32	1,250,896
7,500	(a)	6.00%, TBA	7,701,563
15,243		5.00%, 6/1/33	15,245,376
2,526		6.00%, 12/01/33 - 9/01/34	2,596,227
3,458		6.50%, 8/01/10 - 9/01/32	3,598,019
6,980		7.00%, 2/01/09 - 9/01/32	7,211,041
48	(c)	7.50%, 6/1/24	51
634		8.00%, 3/01/22 - 5/01/23	686,941
306		8.50%, 6/01/07 - 9/01/19	331,481
443		9.00%, 9/01/05 - 1/01/20	477,375
244		11.50%, 10/1/19	271,058
		Federal National Mortgage Association,
7,343		4.01%, 9/1/33	7,243,214
9,152		4.272%, 4/1/34	9,170,512
9,454		4.45%, 6/1/34	9,500,124
9,690		4.89%, 10/1/34	9,786,119
2,000	(a)	5.50%, TBA	2,049,376

Dryden Government Income Fund, Inc.

Schedule of Investments as of May 31, 2005 (Unaudited) Cont’d.

Principal Amount (000)		Description	Value
24,500	(a)	5.50%, TBA	24,829,231
3,000	(a)	6.00%, TBA	3,082,500
5,832		6.276%, 3/1/11	6,331,450
11,000	(a)	7.00%, TBA	11,605,000
55,419		5.00%, 7/01/18 - 3/01/34	55,718,929
28,863		5.50%, 8/01/15 - 2/01/35	29,371,059
10,707		6.00%, 11/01/14 - 3/01/35	11,043,388
24,907		6.50%, 2/01/09 - 10/01/32	25,923,394
22,122		7.00%, 4/01/11 - 11/01/33	23,332,561
6,789		7.50%, 12/01/06 - 10/01/26	7,112,601
2		8.00%, 10/1/24	2,188
38		8.50%, 6/01/17 - 3/01/25	40,476
292		9.00%, 4/01/25	322,345
67		9.50%, 1/01/25 - 2/01/25	75,012
		Government National Mortgage Association,
25,323		5.00%, 7/15/33 - 4/15/34	25,546,710
15,144		7.00%, 2/15/09 - 2/15/29	16,125,334
2,434		7.50%, 7/15/07 - 10/15/24	2,601,503
1,601		8.50%, 4/15/25	1,766,499
1,027		9.50%, 10/15/09 - 12/15/17	1,135,002
		Government National Mortgage Association II,
150		9.50%, 5/20/18 - 8/20/21	166,246

		Total Mortgage Backed Securities	402,574,572

Municipal Bonds 0.9%
		New Jersey Economic Development Authority,
		Ser. B,
11,851		Zero Coupon, 2/15/12	8,875,214

U.S. Government Agency Securities 25.9%
		Federal Farm Credit Bank,
32,750	(b)	3.75%, 1/15/09	32,535,422
		Federal Home Loan Bank,
36,055		4.125%, 2/15/08	36,242,774
44,040		4.375%, 3/17/10	44,672,679
8,000		4.491%, 2/20/07	8,332,560
29,070		4.75%, 8/13/10	29,879,163
		Federal Home Loan Mortgage Corp.,
48,810	(d)	4.375%, 1/25/10	48,774,076
17,000		4.875%, 11/15/13	17,726,172
		Federal National Mortgage Association,
44,130		6.00%, 5/15/11	48,382,323

Dryden Government Income Fund, Inc.

Schedule of Investments as of May 31, 2005 (Unaudited) Cont’d.

Principal Amount (000)		Description	Value
		FICO Strip Principal,
10,000		Zero Coupon, 5/11/18	5,543,770

		Total U.S. Government Agency Securities	272,088,939

Small Business Administration Agency 4.2%
		Small Business Administration,
		Ser. 1995-20B,
3,655		8.15%, 2/1/15	3,888,204
		Ser. 1995-20L,
9,131		6.45%, 12/1/15	9,509,274
		Ser. 1996-20H,
11,695		7.25%, 8/1/16	12,380,067
		Ser. 1996-20K,
7,191		6.95%, 11/1/16	7,600,481
		Ser. 1997-20A,
3,545		7.15%, 1/1/17	3,752,087
		Ser. 1998-20I,
6,968		6.00%, 9/1/18	7,292,129

		Total Small Business Administration Agency	44,422,242

U.S. Government Treasury Obligations 10.3%
		United States Treasury Bonds,
10,800	(d)	5.25%, 11/15/28	12,120,052
24,268	(d)	5.375%, 2/15/31	28,105,377
9,930	(d)	5.50%, 8/15/28	11,496,299
3,830		8.75%, 5/15/20	5,703,107
14,400	(d)	13.25%, 5/15/14	19,402,877
		United States Treasury Notes,
7,791		3.625%, 1/15/08	8,307,884
23,240	(d)	4.125%, 5/15/15	23,465,149

		Total U.S. Government Treasury Obligations	108,600,745

		Total Long-Term Investments (cost $ 975,873,847)	990,678,589

SHORT-TERM INVESTMENTS 26.5%
Mutual Fund 26.5%
278,643,432	(e)(f)	Dryden Core Investment Fund - Taxable Money Market Series,	278,643,432

		(cost $ 278,643,432)	278,643,432

Dryden Government Income Fund, Inc.

Schedule of Investments as of May 31, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
	Total Investments 120.8% (cost $1,254,517,279)	1,269,322,021
	Liabilities in excess of other assets (20.8%)	(218,629,402)

	Net Assets 100.0%	$1,050,692,619

Dryden Government Income Fund, Inc.

Schedule of Investments as of May 31, 2005

(a)	The aggregate value of $128,591,441 represents a to-be-announced (“TBA”) mortgage dollar roll.

(b)	All or partial principal amount pledged as collateral for financial future contracts.

(c)	Represents actual principal amount (not rounded to nearest thousand).

(d)	All or portion of securities on loan with an aggregate market value of $95,276,324; cash collateral of $97,376,971 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.

(e)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(f)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund–Taxable Money Market Series.

(g)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures and interest rate swap as follows:

Open futures contracts outstanding at of May 31, 2005 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2005	Unrealized Appreciation/ (Depreciation)
	Long Positions:
16	Eurodollar	Jun 05	$3,862,646	$3,863,200	$554
65	Eurodollar	Sep 06	15,505,126	15,590,250	85,124
33	Eurodollar	Jun 07	7,859,389	7,907,213	47,824
33	Eurodollar	Sep 07	7,856,158	7,905,562	49,404
97	U.S. Treasury Bonds	Jun 05	11,060,835	11,394,469	333,634
419	U.S. Treasury Bonds	Sep 05	48,721,167	49,206,312	485,145
	Short Positions:
439	10 Yr U.S. Treasury Notes	Sep 05	$(49,519,084)	(49,723,609)	(204,525)
204	5 Yr U.S. Treasury Notes	Sep 05	(22,153,391)	(22,188,188)	(34,797)
716	2 Yr U.S. Treasury Notes	Sep 05	(148,550,477)	(148,726,625)	(176,148)

					$586,215

Interest rate swap agreement outstanding at May 31, 2005:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation
Morgan Stanley Capital Services, Inc. (a)	05/19/2010	$7,850,000	4.247%	3 month LIBOR	$29,970

(a)	Portfolio pays the floating rate and receives the fixed rate.

(h)	The United States federal income tax basis of the Fund’s Investments and the unrealized appreciation as of May 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,256,140,826	$17,600,239	$4,419,044	$13,181,195

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with Prudential Investments LLC (“PI or Manager”) to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Swaps are valued by “marking-to-market” the unrealized gains or loses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”) a Portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commision. The Series is a Money Market Mutual Fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Government Income Fund, Inc.

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date July 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date July 25, 2005

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 25, 2005

*	Print the name and title of each signing officer under his or her signature.